Net sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods	$ 821,930,000	$ 1,106,329,000	$ 1,187,206,000
Revenue from rendering of services	23,661,000	24,001,000	29,697,000
Gold	298,171,000	362,122,000	393,257,000
Silver	254,194,000	411,877,000	510,982,000
Copper	238,304,000	274,761,000	268,527,000
Zinc	149,317,000	164,666,000	170,518,000
Lead	89,141,000	85,555,000	85,957,000
Manganese sulfate	6,046,000	6,655,000	6,317,000
Revenue from sale of goods before commercial deductions	1,035,173,000	1,305,636,000	1,435,624,000
Commercial deductions	(220,306,000)	(192,684,000)	(247,151,000)
Indium	0	0	66,000
Royalty income	22,297,000	20,385,000	20,739,000
Revenue from contracts with customers	860,825,000	1,157,338,000	1,238,909,000
Revenue	867,888,000	1,150,715,000	1,237,642,000
Contracts with customers for sale of goods	814,867,000	1,112,952,000	1,188,473,000
Hedge Operations	4,322,000	(1,398,000)	(10,921,000)
Fair Value of accounts receivables.	2,347,000	(6,013,000)	8,417,000
Adjustments to prior period liquidations	394,000	788,000	1,237,000
Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	23,501,000	23,712,000	14,903,000
Royalty income	22,297	20,385	20,739
Contracts with customers for sale of goods	476,978,000	521,017,000	516,054,000
America - other than Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	130,000	289,000	14,794,000
Contracts with customers for sale of goods	171,769,000	370,624,000	471,863,000
Asia [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods	105,645,000	120,519,000	120,719,000
Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	30,000
Contracts with customers for sale of goods	$ 60,475,000	$ 100,792,000	$ 79,837,000